Pensions and Other Post-employment Benefits - Summary of Pension and Other Post-employment Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of pension and other post employment plan [Line Items]
Cost of sales	£ 10,342	£ 9,290	£ 8,853
Selling, general and administration	9,672	9,366	9,232
Research and development	4,476	3,628	3,560
Pension and other post-employment cost	616	541	467
Pension and other post-employment cost	616	541	467
UK Defined Benefit Plans [member]
Disclosure of pension and other post employment plan [Line Items]
Defined benefit pension and post retirement cost	198	205	177
US Defined Benefit Plans [member]
Disclosure of pension and other post employment plan [Line Items]
Defined benefit pension and post retirement cost	113	106	96
Other overseas pension schemes [member]
Disclosure of pension and other post employment plan [Line Items]
Pension and other post-employment cost	218	140	135
Pension and other post-employment cost	218	140	135
Unfunded post-retirement healthcare schemes [member]
Disclosure of pension and other post employment plan [Line Items]
Defined benefit pension and post retirement cost	87	90	59
Pension and other post-employment cost Analysed	87	90	59
Funded defined benefit/hybrid pension schemes [member]
Disclosure of pension and other post employment plan [Line Items]
Pension and other post-employment cost Analysed	335	304	291
Unfunded defined benefit pension schemes [member]
Disclosure of pension and other post employment plan [Line Items]
Pension and other post-employment cost Analysed	55	43	36
Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure of pension and other post employment plan [Line Items]
Cost of sales	162	135	127
Selling, general and administration	238	221	194
Research and development	77	81	65
Defined benefit pension and post retirement cost	477	437	386
Defined benefit schemes [member]
Disclosure of pension and other post employment plan [Line Items]
Pension and other post-employment cost Analysed	477	437	386
Defined contribution pension scheme [member]
Disclosure of pension and other post employment plan [Line Items]
Pension and other post-employment cost Analysed	£ 139	£ 104	£ 81